UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

     2691 Route 9, Suite 102, Malta, NY 12020
(Address of principal executive offices) (Zip code)

John B. Walthausen
Walthausen Funds
2691 Route 9, Suite 102, Malta, NY 12020
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: July 31, 2014

Item 1. Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

TICKER WSCVX
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2014

Walthausen Small Cap Value Fund
Semi-Annual Report
July 31, 2014

Dear Fellow Shareholders,

The six month period ended July 31, 2014 was uneven for the Walthausen Small Cap Value Fund (the “Fund”), with four up months and two down months. Small cap stocks lagged the larger domestic equities. This underperformance was probably in response to the fact that relative valuations (small versus large) had reached the upper end of the relative valuation range, with levels not often seen since the frothy markets of the 1960's. This underperformance is not sufficient to give us comfort for the outlook. Whether we look at the relative or absolute valuations we are still convinced that valuations are too high and that risks are higher than usual. July saw a sharp sell off but, to date, August has seen a strong recovery. So, in spite of hearing unease among investors, the market exhibits strong resilience. My suspicion is that low interest rates and weak prices of many commodities have left investors feeling that stocks are "the only game in town".

The Fund did well in this environment with a return of 4.33% during the six month period ended July 31, 2014 versus a gain of 1.84% for the Russell 2000 Value Index (the “benchmark”) during the same period. The gains were all due to our stock selections. Our absence from Utilities (a top performing sector) hurt; likewise an overweight in Materials (a poor performing sector) dampened our performance. We were right to be overweight in Energy and our underweight in Financials, versus the almost 40% weight in the benchmark, had a negligible impact. We more than made up for our shortfalls from allocation by successful stock selection. The biggest contributor was Gentiva, a healthcare service company. Earnings came in better than our aggressive expectations, but even more important, a strategic buyer has made several acquisition offers at increasing prices while a competing buyer has also emerged. While no deal has been done, the stock has done very well. As is our general practice we have taken some profits but have not exited the position. We also did well with several technology names; in particular Amkor Technologies, GT Advanced Technologies and Sanmina-SCI Corporation did very well. Each of the stocks was responding to particular events but probably benefited from low expectations for technology as the year began. We continue to hold each of those positions but have taken some profits to moderate risk.

We did as usual have our share of losers. The most difficult was Ocwen, a mortgage servicing company, which had been a very successful holding for several years. As the new year began, we were well into the process of reviewing our holdings in that group and began to exit. A review of the numbers lead us to believe that the cash flow from the business was meaningfully less than our modeling suggested that it should be and we exited the stock. We also were hurt by two exploration and production holdings, Goodrich Petroleum and Clayton Williams. Both companies have meaningful unexploited acreage in new shale oil plays. Uncertainty about the scale of the potential has lead to volatility in these names and we are monitoring those holdings closely. The largest value loss was with American Vanguard. A corn soil insecticide is a big part of that company's product line, and the drop in corn prices and the resulting reduced application of the insecticide revealed that there are substantial inventories in the hands of the farmers. We believe that the company's position is strong and demand will come back but we can not be certain of whether we see demand rebound next year or not. Even so we believe that the market position and the current valuation make this a compelling holding.

As we did a year ago we caution that valuations are a key concern, and as we review the portfolio we continue to focus on downside risks at least as much as the upside potential. We are in general pleased with the makeup of the portfolio.

Thank you for your continued support.

Sincerely,

John B. Walthausen

2014 Semi-Annual Report 1

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/14 NAV $24.08

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JULY 31, 2014

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Walthausen Small Cap Value Fund	10.95%	18.05%	23.91%	16.28%
Russell 2000® Value Index(B)	8.18%	13.55%	15.83%	7.86%

Annual Fund Operating Expense Ratio (from Prospectus dated June 1, 2014): 1.25%

The Fund’s expense ratio for the six month period ended July 31, 2014 can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the impact of breakpoints in expenses charged as described in Note 4.

(A)1 Year, 3 Years, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Small Cap Value Fund was February 1, 2008.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks. Investors cannot invest directly in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428.

2014 Semi-Annual Report 2

WALTHAUSEN SMALL CAP VALUE FUND

                                                   WALTHAUSEN SMALL CAP VALUE FUND
                                                 by Sectors (Unaudited) - as of July 31, 2014
                                                            (as a percentage of Net Assets)

                      * Net Cash represents cash equivalents and liabilities in excess of other assets.

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2014 Semi-Annual Report 3

EXPENSE EXAMPLE
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on February 1, 2014 and held through July 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $20.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees, and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2014
	February 1, 2014	July 31, 2014	to July 31, 2014

Actual	$1,000.00	$1,043.33	$6.23

Hypothetical	$1,000.00	$1,018.70	$6.16
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2014 Semi-Annual Report 4

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Agricultural Chemicals
663,740	American Vanguard Corporation	$8,422,861	1.00%
Air Transportation, Nonscheduled
404,170	Era Group Inc. *	10,831,756	1.29%
Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
486,750	AAON Inc.	9,550,035	1.14%
Blankbooks, Looseleaf Binders, Bookbinding & Related Work
283,600	Deluxe Corporation	15,600,836	1.85%
Broadwoven Fabric Mills, Man Made Fiber & Silk
287,271	Albany International Corporation Class A	10,295,793	1.22%
Commercial Printing
134,934	Multi-Color Corporation	5,312,352	0.63%
Computer & Office Equipment
287,025	Lexmark International Inc. Class A	13,785,811	1.64%
Computer Communications Equipment
220,456	Electronics for Imaging, Inc. *	9,715,496	1.16%
Construction Machinery & Equipment
160,713	Columbus McKinnon Corporation *	3,736,577	0.44%
Crude Petroleum & Natural Gas
545,340	Bill Barrett Corporation *	13,093,613
94,230	Clayton Williams Energy, Inc. *	10,027,014
1,534,610	Emerald Oil, Inc. *	11,264,037
539,920	Goodrich Petroleum Corporation *	10,398,859
215,660	PDC Energy, Inc. *	11,698,477
266,793	Stone Energy Corporation *	10,151,474
		66,633,474	7.92%
Cutlery, Handtools & General Hardware
929,459	Blount International, Inc. *	12,138,735	1.44%
Electronic Coils, Transformers & Other Inductors
259,360	Bel Fuse, Inc.	6,131,270	0.73%
Electronic Components & Accessories
867,035	Vishay Intertechnology Inc. *	12,771,426	1.52%
Fats & Oils
740,260	Darling International Inc. *	13,857,667	1.65%
Fire, Marine & Casualty Insurance
391,993	Horace Mann Educators Corporation	11,230,599
345,690	Kemper Corporation	11,964,331
		23,194,930	2.76%
Greeting Cards
228,113	CSS Industries Inc.	5,632,110	0.67%
Ice Cream & Frozen Desserts
403,540	Dean Foods Company	6,182,233	0.74%
Industrial Inorganic Chemicals
220,805	LSB Industries, Inc. *	8,503,201	1.01%
Industrial Trucks, Tractors, Trailers & Stackers
96,020	Hyster-Yale Materials Handling, Inc.	7,691,202	0.91%
Life Insurance
278,810	Primerica, Inc.	12,847,565	1.53%
Machine Tools, Metal Cutting Types
100,000	Hardinge Inc.	1,193,000	0.14%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 5

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Metal Forgings & Stampings
277,129	Materion Corp.	$8,954,038
390,400	TriMas Corp. *	12,367,872
		21,321,910	2.54%
Miscellaneous Business Credit Institution
824,600	Intrepid Potash, Inc. *	12,212,326	1.45%
Miscellaneous Fabricated Metal Products
1,544,970	Mueller Water Products, Inc.	11,973,518	1.42%
Miscellaneous Transportation Equipment
345,160	Arctic Cat Inc.	12,287,696	1.46%
Motor Vehicle Parts & Accessories
605,431	Modine Manufacturing Corporation *	8,336,785
310,748	Superior Industries International, Inc. *	5,814,095
		14,150,880	1.68%
National Commercial Banks
238,720	City Holding Company	9,942,688
307,100	Community Bank System Inc.	10,819,133
526,870	First Financial Bancorp	8,609,056
62,650	WSFS Financial Corporation	4,485,113
		33,855,990	4.03%
Office Furniture (No Wood)
740,290	Steelcase Inc.	11,178,379	1.33%
Oil & Gas Field Exploration Services
977,934	Synergy Resources Corporation *	10,287,866	1.22%
Operative Builders
303,830	M.D.C. Holdings, Inc. *	8,194,295
429,380	M/I Homes, Inc. *	8,836,640
		17,030,935	2.02%
Paints, Varnishes, Lacquers, Enamels & Allied Products
686,930	Ferro Corporation *	8,614,102	1.02%
Pharmaceutical Preparations
660,134	Cambrex Corporation *	13,909,023	1.65%
Plastic Materials, Synth Resin
290,334	Hexcel Corp. *	10,814,942	1.29%
Prefabricated Metal Buildings & Components
663,733	NCI Building Systems, Inc. *	11,124,165	1.32%
Printed Circuit Boards
549,260	Sanmina Corporation *	12,792,265	1.52%
Pulp Mills
591,150	Mercer International Inc. (Canada) *	5,887,854	0.70%
Real Estate Agents & Managers (For Others)
571,790	Interval Leisure Group, Inc.	12,110,512	1.44%
Refrigeration & Service Industries
200,890	Standex International Corp.	13,248,696	1.58%
Retail - Variety Stores
388,640	Big Lots, Inc. *	17,003,000	2.02%
Rolling Drawing & Extruding of Nonferrous Metals
182,510	Kaiser Aluminum Corporation	14,093,422	1.68%
Savings Institution, Federally Chartered
708,695	Dime Community Bancshares, Inc.	10,715,468	1.27%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 6

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Semiconductors & Related Devices
1,101,467	Amkor Technology, Inc. *	$9,747,983
286,860	Cabot Microelectronics Corporation *	11,528,903
599,593	GT Advanced Technologies, Inc. *	8,298,367
		29,575,253	3.52%
Services - Business Services, NEC
462,050	ExlService Holdings, Inc. *	12,960,503	1.54%
Services - Computer Integrated Systems Design
553,590	Convergys Corporation	10,734,110
3,084,430	Sonus Networks, Inc. *	10,888,038
168,880	SYNNEX Corporation *	10,892,760
		32,514,908	3.87%
Services - Educational Services
216,930	Capella Education Company	13,874,843	1.65%
Services - Help Supply Services
332,606	CDI Corp.	4,613,245	0.55%
Services - Home Health Care Services
961,317	Gentiva Health Services, Inc. *	17,399,838	2.07%
Services - Prepackaged Software
521,860	Conversant, Inc. *	12,195,868	1.45%
Special Industry Machinery (No Metalworking Machinery)
146,223	John Bean Technologies Corporation	3,809,109	0.45%
Special Industry Machinery, NEC
150,000	Amtech Systems, Inc. *	1,467,000	0.17%
State Commercial Banks
354,540	Bryn Mawr Bank Corp.	10,458,930
775,670	CVB Financial Corp.	11,859,994
386,150	Eagle Bancorp, Inc. *	12,862,657
384,020	First Financial Bankshares, Inc.	11,282,508
150,860	Great Southern Bancorp, Inc.	4,703,815
387,150	Hancock Holding Co.	12,559,146
238,080	Lakeland Financial Corporation	8,663,731
314,220	Southside Bancshares, Inc.	9,209,788
197,370	TriCo Bancshares	4,415,167
664,554	TrustCo Bank Corp NY	4,379,411
622,510	Wilshire Bancorp, Inc.	5,864,044
		96,259,191	11.45%
Steel Works, Blast Furnaces & Rolling & Finishing Mills
287,320	Titan International, Inc.	4,286,814	0.51%
Textile Mill Products
239,480	Lydall Inc. *	6,042,080
565,849	Unifi, Inc. *	16,205,915
		22,247,995	2.65%
Tires & Inner Tubes
427,150	Cooper Tire & Rubber Company	12,340,363	1.47%
Wholesale - Machinery, Equipment & Supplies
250,000	Lawson Products, Inc. *	4,725,000	0.56%
Wood Household Furniture, (No Upholstered)
339,382	Bassett Furniture Industries Inc.	4,948,190	0.59%
Total for Common Stocks (Cost $655,307,485)		$811,859,399	96.53%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 7

Walthausen Small Cap Value Fund
	Schedule of Investments
	July 31, 2014 (Unaudited)
Shares	Fair Value	% of Net Assets
MONEY MARKET FUNDS
30,128,106 Fidelity Institutional Treasury Money Market Fund -
Class I 0.01% **	$30,128,106	3.58%
(Cost $30,128,106)
Total Investment Securities	841,987,505	100.11%
(Cost $685,435,591) ***
Liabilities In Excess of Other Assets	(943,927)	-0.11%
Net Assets	$841,043,578	100.00%

** Variable rate security; the yield rate shown represents the rate at July 31, 2014.
*** At July 31, 2014, tax basis cost of the Fund’s investments was $685,435,591 and the unrealized appreciation and depreciation were $181,696,067 and ($25,144,153), respectively, with a net unreal-
ized appreciation of $156,551,914.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 8

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2014

Assets:
Investment Securities at Fair Value	$841,987,505
(Cost $685,435,591)
Cash	1,000
Receivable for Shareholder Subscriptions	404,494
Dividends Receivable	132,031
Interest Receivable	212
Total Assets	842,525,242
Liabilities:
Payable for Shareholder Redemptions	555,798
Payable to Advisor for Management Fees (Note 4)	753,404
Payable to Advisor for Service Fees (Note 4)	172,462
Total Liabilities	1,481,664
Net Assets	$841,043,578

Net Assets Consist of:
Paid In Capital	$569,918,954
Accumulated Undistributed Net Investment Income (Loss)	(1,281,455)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	115,854,165
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	156,551,914
Net Assets, for 34,924,348 Shares Outstanding	$841,043,578
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($841,043,578/34,924,348 shares)	$24.08
Redemption Price Per Share ($24.08 * 0.98) (Note 2)	$23.60

Statement of Operations (Unaudited)
For the six month period ended July 31, 2014

Investment Income:
Dividends	$3,988,975
Interest	1,718
Securities Lending Income (Note 6)	18,237
Total Investment Income	4,008,930
Expenses:
Management Fees (Note 4)	4,299,233
Service Fees (Note 4)	991,152
Total Expenses	5,290,385

Net Investment Income (Loss)	(1,281,455)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	82,879,952
Net Change in Unrealized Appreciation (Depreciation) on Investments	(45,025,305)
Net Realized and Unrealized Gain (Loss) on Investments	37,854,647

Net Increase (Decrease) in Net Assets from Operations	$36,573,192

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 9

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2014	2/1/2013
	to	to
	7/31/2014	1/31/2014
From Operations:
Net Investment Income (Loss)	$(1,281,455)	$(1,879,643)
Net Realized Gain (Loss) on Investments	82,879,952	65,271,608
Net Change in Unrealized Appreciation (Depreciation) on Investments	(45,025,305)	76,758,997
Increase (Decrease) in Net Assets from Operations	36,573,192	140,150,962
From Distributions to Shareholders:
Net Investment Income	-	-
Net Realized Gain from Security Transactions	-	(41,018,962)
Change in Net Assets from Distributions	-	(41,018,962)
From Capital Share Transactions:
Proceeds From Sale of Shares	85,504,082	233,855,411
Proceeds From Redemption Fees (Note 2)	23,205	63,870
Shares Issued on Reinvestment of Dividends	-	37,832,565
Cost of Shares Redeemed	(112,625,353)	(187,049,035)
Net Increase from Shareholder Activity	(27,098,066)	84,702,811

Net Increase in Net Assets	9,475,126	183,834,811

Net Assets at Beginning of Period	831,568,452	647,733,641
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income (Loss) of ($1,281,455) and $0)	$841,043,578	$831,568,452

Share Transactions:
Issued	3,523,762	10,471,305
Reinvested	-	1,561,394
Redeemed	(4,622,558)	(8,324,660)
Net Increase in Shares	(1,098,796)	3,708,039
Shares Outstanding Beginning of Period	36,023,144	32,315,105
Shares Outstanding End of Period	34,924,348	36,023,144

Financial Highlights
Selected data for a share outstanding	(Unaudited)
throughout the period:	2/1/2014		2/1/2013	2/1/2012	2/1/2011	2/1/2010	2/1/2009
	to		to	to	to	to	to
	7/31/2014		1/31/2014	1/31/2013	1/31/2012	1/31/2011	1/31/2010
Net Asset Value -
Beginning of Period	$23.08		$20.04	$16.10	$16.19	$11.27	$7.05
Net Investment Income (Loss) (a)	(0.04)		(0.06)	0.03	(0.03)	(0.02)	(0.02)
Net Gain (Loss) on Securities
(Realized and Unrealized) (b)	1.04		4.29	4.64	0.15	4.93	4.24
Total from Investment Operations	1.00		4.23	4.67	0.12	4.91	4.22
Distributions (From Net Investment Income)	-		-	(0.02)	-	-	-
Distributions (From Realized Capital Gains)	-		(1.19)	(0.71)	(0.22)	-	-
Total Distributions	-		(1.19)	(0.73)	(0.22)	-	-
Proceeds from Redemption Fees (Note 2)	-	+	- +	- +	0.01	0.01	- +
Net Asset Value -
End of Period	$24.08		$23.08	$20.04	$16.10	$16.19	$11.27
Total Return (c)	4.33%	*	20.82%	29.27%	0.95%	43.66%	59.86%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$841,044		$831,568	$647,734	$324,281	$251,821	$31,307
Ratio of Expenses to Average Net Assets	1.23%	**	1.24%	1.30%	1.32%	1.38%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	-0.30%	**	-0.24%	0.15%	-0.16%	-0.14%	-0.20%
Portfolio Turnover Rate	35.35%	*	69.87%	52.63%	55.36%	52.72%	69.87%

+ Amount calculated is less than $0.005. * Not Annualized. ** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on investment in the Fund assuming reinvestment of dividends and

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 10

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SMALL CAP VALUE FUND
July 31, 2014
(Unaudited)

1.) ORGANIZATION:
Walthausen Small Cap Value Fund (the "Fund") was organized as a diversified series of the Walthausen Funds (the "Trust") on January 14, 2008. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on February 1, 2008. As of July 31, 2014, there were two series authorized by the Trust. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

After December 31, 2012, the Fund closed to new investors. However, investors in the following categories may continue to invest in the Fund. You may purchase additional Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are: (i) a current Fund shareholder as of December 31, 2012; (ii) a participant in a qualified defined contribution retirement plan that offers the Fund as an investment option as of December 31, 2012; (iii) a broker/dealer wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of December 31, 2012 purchasing shares on behalf of new and existing clients; or (iv) a client who maintains a managed account with Walthausen & Co., LLC. Except as otherwise noted, these restrictions apply to investments made directly with the Fund through its transfer agent, investments made indirectly through financial institutions and investments made indirectly through financial intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Fund management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and (iii) close and re-open the Fund to new or existing shareholders at any time.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2011-2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2014, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that

2014 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2014, proceeds from redemption fees amounted to $23,205.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3.) SECURITIES VALUATIONS:
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair

2014 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$811,859,399	$0	$0	$811,859,399
Money Market Funds	30,128,106	0	0	30,128,106
Total	$841,987,505	$0	$0	$841,987,505

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 2 or level 3 assets during the six month period ended July 31, 2014. There were no transfers into or out of the levels during the six month period ended July 31, 2014. It is the Fund’s policy to consider transfers into or out of each level as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2014.

2014 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS:
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the "Services Agreement"), the Advisor is obligated to pay the operating expenses of the Fund excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million.

For the six month period ended July 31, 2014, the Advisor earned management fees totaling $4,299,233, of which $753,404 was due to the Advisor at July 31, 2014. For the same period, the Advisor earned services fees of $991,152, of which $172,462 was due to the Advisor at July 31, 2014.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid Trustees’ fees of $1,250 plus travel and related expenses for the six month period ended July 31, 2014. Under the Management Agreement, the Advisor pays these fees.

5.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Paid in capital at July 31, 2014 was $569,918,954 representing 34,924,348 shares outstanding.

6.) SECURITIES LENDING:
The Fund has entered into an agreement with Huntington National Bank, an unaffiliated party, as lender’s agent, dated November 30, 2011 (“Agreement”), to provide securities lending services to the Fund. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds.

Under the Agreement, the borrowers pay the Fund’s negotiated lenders’ fees and the Fund receives cash collateral in an amount equal to 102% of the fair value of loaned securities. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand; if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund continues to receive interest or dividend payments on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by the borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement. As of July 31, 2014, the Fund does not have any securities out on loan.

2014 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

7.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended July 31, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $294,608,379 and $330,311,795, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at July 31, 2014 was $685,435,591. At July 31, 2014, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$181,696,067	($25,144,153)	$156,551,914

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2014, Charles Schwab & Co., Inc. located at 101 Montgomery Street, San Francisco, California, for the benefit of its clients, and NFS, LLC located at 200 Liberty Street, New York, New York, for the benefit of its clients, held, in aggregate, 38.19% and 38.97%, respectively, of the shares of the Fund, and therefore each may be deemed to control the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the six month period ended July 31, 2014. For the fiscal year ended January 31, 2014, there was a distribution from short-term capital gain of $0.38693 per share and a long-term capital gain of $0.80285 per share paid on December 23, 2013 to shareholders of record on December 20, 2013.

Distributions paid from:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2014	January 31, 2014
Ordinary Income .	$ -0-	$ -0-
Short-Term Capital Gain	-0-	13,339,833
Long-Term Capital Gain	-0-	27,679,129
	$ -0-	$ 41,018,962

11.) SUBSEQUENT EVENTS:
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2014 Semi-Annual Report 15

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2014 Semi-Annual Report 16

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2014 Semi-Annual Report 17

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky
John B. Walthausen

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
The Huntington National Bank

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

WALTHAUSEN SELECT VALUE FUND

INSTITUTIONAL CLASS - TICKER WSVIX
RETAIL CLASS - TICKER WSVRX
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2014

Walthausen Select Value Fund
Semi-Annual Report
July 31, 2014

Dear Fellow Shareholders,

After our cautious assessment of the market at January 31, 2014 in our annual report, the market continued to move upward. The pace slackened and larger cap outperformed the smaller names, but it is still moving ahead. February and March were solid months but the Russell 2500 Value Index (the “benchmark”) gave up a bit in April but then moved up again in May and June. July saw a sharp retreat but our second half started out well with a nice gain in August. This is all in the context of continued lackluster economic growth, and not just in the US. Much of Europe is back in recession and growth in China had clearly slowed dramatically. The continued low interest rates are not spurring growth but modest upticks in mortgage rates over the winter and some bad weather were enough to slow the growth in the US. All told we think low interest rates are going to be with us for a bit longer. We think that this may be sufficient to keep the market at lofty valuations. But it is also enough to turn many from a risk adverse mind set of a few years ago to now becoming risk takers. A few years ago in presentation after presentation, managements were bragging about their cash balances, how they were keeping cap spending way below depreciation and so on. Now we are hearing frequent announcements of acquisitions, while, particularly in the growth markets, valuations are at historically high levels.

In this environment the Walthausen Select Value Fund Institutional Class trailed its benchmark by 75 basis points during the six month period ended July 31, 2014, with a return of 4.74% versus a gain of 5.49% for the benchmark during the same period. We believe that much of the shortfall came from the fact that mid-cap outperformed small-cap by a big margin. For the six month period ended July 31, 2104, the Russell Midcap Value Index was up 9.75% while the Russell 2000 Value Index was only up 1.84% . Our analysis also shows some penalty from allocation with our absence from Utilities and Telecom and from an overweighting in Information Technology. We were able to make up a bit by selection. Biggest gainers were Big Lots, GT Advanced Technologies, Mallinckrodt, Lexmark and Cooper Tire. This is a diverse selection of names from an industries perspective. In most cases we have stayed with the positions. The exception is Mallinckrodt where we felt that the stock appreciation had taken it to an uncomfortable valuation. Our losers were lead by Ocwen Financials. That stock had done very well for us over the last several years but a careful examination of the financial statements lead us to believe that the cash flow was well below what our model suggested that it should be. We exited that position but wished we had moved quicker. We were also hurt by being too early in GNC, a retailer of health supplements and related products; by Clayton Williams, an oil exploration company with promising acreage in the Eagles Ford play; and MDC Holdings, a home builder which was hurt by the slow down in home sales when mortgage rates moved up.

As we look forward we are cautious about valuations. We are sticking with our strategy of staying fully invested in a portfolio of approximately 40 stocks. However we continue to be cautious in our stock selection approach.

Thank you for your continued support.

Sincerely,

John B. Walthausen

2014 Semi-Annual Report 1

WALTHAUSEN SELECT VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/14 Institutional Class NAV $15.91
7/31/14 Retail Class NAV $15.75

TOTAL RETURNS (%) AS OF JULY 31, 2014.

			Since
	1 Year(A)	3 Years(A)	Inception(A)
Walthausen Select Value Fund - Institutional Class(B)	13.99%	19.11%	15.76%
Walthausen Select Value Fund - Retail Class(B)	13.66%	18.80%	15.45%
Russell 2500® Value Index(C)	12.49%	15.58%	13.53%

Annual Fund Operating Expense Ratios (from Prospectus dated June 1, 2014):
                 Institutional Class - Gross 1.46%, Net 1.21%
                 Retail Class - 1.46%

The Fund’s expense ratio for the six month period ended July 31, 2014 can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratios reported above will not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Select Value Fund was December 27, 2010.

(B) From time to time, the Advisor has reimbursed and/or waived certain expenses of the Fund’s Institutional and Retail Classes. Absent those arrangements, the performance of the classes would have been lower. For the Fund’s current waiver, see Note 4.

(C) The Russell 2500® Value Index (whose composition is different from that of the Fund) measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428.

2014 Semi-Annual Report 2

WALTHAUSEN SELECT VALUE FUND

                                                               WALTHAUSEN SELECT VALUE FUND
                                                          by Sectors (Unaudited) - as of July 31, 2014
                                                                    (as a percentage of Net Assets)

                               * Net Cash represents cash equivalents and liabilities in excess of other assets.

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2014 Semi-Annual Report 3

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees, service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on February 1, 2014 and held through July 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $20.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2014
	February 1, 2014	July 31, 2014	to July 31, 2014

Actual	$1,000.00	$1,047.40	$6.09

Hypothetical**	$1,000.00	$1,018.84	$6.01
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the partial period).

Retail Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2014
	February 1, 2014	July 31, 2014	to July 31, 2014

Actual	$1,000.00	$1,046.51	$7.36

Hypothetical**	$1,000.00	$1,017.60	$7.25
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the partial period).

2014 Semi-Annual Report 4

Walthausen Select Value Fund
		Schedule of Investments
		July 31, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
17,890	Assurant, Inc.	$1,133,510	2.22%
Aircraft & Parts
15,490	Triumph Group, Inc.	981,292	1.92%
Blankbooks, Looseleaf Binders & Bookbinding & Related Work
22,540	Deluxe Corporation	1,239,926	2.43%
Computer & Office Equipment
24,710	Lexmark International Inc. Class A	1,186,821	2.32%
Computer Peripheral Equipment, NEC
129,810	Brocade Communications Systems, Inc.	1,195,550	2.34%
Converted Paper & Paperboard Products (No Containers/Boxes)
27,430	Avery Dennison Corp.	1,294,970	2.54%
Crude Petroleum & Natural Gas
9,230	Clayton Williams Energy, Inc. *	982,164
56,280	Ultra Petroleum Corp. *	1,289,938
57,130	WPX Energy, Inc. *	1,175,164
		3,447,266	6.75%
Electronic Components & Accessories
78,720	Vishay Intertechnology Inc. *	1,159,546	2.27%
Fabricated Structural Metal Products
71,460	Darling International Inc. *	1,337,731	2.62%
Fats & Oils
9,370	Valmont Industries, Inc.	1,364,553	2.67%
Fire, Marine & Casualty Insurance
21,620	American Financial Group	1,210,504
41,360	Horace Mann Educators Corporation	1,184,964
34,080	Kemper Corporation	1,179,509
		3,574,977	7.01%
Ice Cream & Frozen Desserts
64,370	Dean Foods Company	986,148	1.93%
Life Insurance
23,040	Primerica, Inc.	1,061,683
56,320	Symetra Financial Corporation	1,284,096
		2,345,779	4.59%
Office Furniture (No Wood)
73,720	Steelcase Inc.	1,113,172	2.18%
Operative Builders
40,290	M.D.C. Holdings, Inc. *	1,086,621	2.13%
Real Estate
39,240	CBS Outdoor Americas Inc.	1,306,300	2.56%
Plastic Materials, Synth Resin
29,560	Hexcel Corp. *	1,101,110	2.16%
Plastics Products, NEC
21,240	AptarGroup, Inc.	1,297,764	2.54%
Retail - Food Stores
38,000	GNC Holdings, Inc.	1,246,780	2.44%
Retail - Variety Stores
30,240	Big Lots, Inc. *	1,323,000	2.59%
Rolling Drawing & Extruding of Nonferrous Metals
40,120	Mueller Industries, Inc.	1,116,540	2.19%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 5

Walthausen Select Value Fund
		Schedule of Investments
		July 31, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Semiconductors & Related Devices
23,200	Cabot Microelectronics Corporation *	$932,408
71,840	GT Advanced Technologies, Inc. *	994,266
		1,926,674	3.77%
Services - Business Services, NEC
34,290	Broadridge Financial Solutions, Inc.	1,384,287	2.71%
Services - Educational Services
32,820	DeVry Education Group Inc.	1,311,816	2.57%
Services - Hospitals
35,830	HealthSouth Corp. *	1,373,364	2.69%
Services - Nursing & Personal Care Facilities
57,420	Kindred Healthcare, Inc.	1,372,338	2.69%
Services - Prepackaged Software
45,730	Conversant, Inc. *	1,068,710	2.09%
State Commercial Banks
20,830	Bank of Hawaii Corporation	1,191,059
36,300	Bank of the Ozarks, Inc.	1,116,951
30,600	Commerce Bancshares, Inc.	1,378,836
33,580	First Financial Bankshares, Inc.	986,580
40,600	Hancock Holding Company	1,317,064
37,960	Independent Bank Corp.	1,385,920
		7,376,410	14.46%
Tires & Inner Tubes
39,070	Cooper Tire & Rubber Company	1,128,732	2.21%
Total for Common Stocks (Cost $44,486,059)		$47,781,687	93.59%
MONEY MARKET FUNDS
2,960,352	Fidelity Institutional Treasury Money Market Fund - Class I 0.01% **	2,960,352	5.80%
	(Cost $2,960,352)
Total Investment Securities		50,742,039	99.39%
	(Cost $47,446,411)***
Other Assets In Excess of Liabilities		310,628	0.61%
Net Assets		$51,052,667	100.00%

* Non-Income Producing Securities.
** Variable rate security; the yield rate shown represents the rate at July 31, 2014.
*** At July 31, 2014, tax basis cost of the Fund’s investments was $47,446,411 and the unrealized appreciation and depreciation were $4,971,639 and ($1,676,011), respectively, with a net unrealized appreciation of $3,295,628.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 6

Walthausen Select Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2014
Assets:
Investment Securities at Fair Value	$50,742,039
(Cost $47,446,411)
Cash	43,957
Receivable for Dividends and Interest	5,968
Receivable for Shareholder Subscriptions	339,866
Total Assets	51,131,830
Liabilities:
Payable for Shareholder Redemptions	25,477
Payable to Advisor for Management Fees (Note 4)	42,314
Payable to Advisor for Service Fees (Note 4)	11,372
Total Liabilities	79,163
Net Assets	$51,052,667
Net Assets Consist of:
Paid In Capital	$44,645,271
Accumulated Undistributed Net Investment Income (Loss)	21,774
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	3,089,994
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	3,295,628
Net Assets	$51,052,667

Institutional Class
Net Assets	$35,460,631
Shares Outstanding
(Unlimited shares authorized)	2,229,177
Net Asset Value and Offering Price Per Share	$15.91
Redemption Price Per Share ($15.91 * 0.98) (Note 2)	$15.59

Retail Class
Net Assets	$15,592,036
Shares Outstanding
(Unlimited shares authorized)	990,000
Net Asset Value and Offering Price Per Share	$15.75
Redemption Price Per Share ($15.75 * 0.98) (Note 2)	$15.44

Statement of Operations (Unaudited)
For the six month period ended July 31, 2014
Investment Income:
Dividends	$280,354
Interest	95
Securities Lending Income (Note 6)	1,293
Total Investment Income	281,742
Expenses:
Management Fees (Note 4)	208,020
Service Fees (Note 4)	93,609
Total Expenses	301,629
Less: Waived Service Fees	(41,661)
Net Expenses	259,968
Net Investment Income (Loss)	21,774
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	2,374,148
Net Change In Unrealized Appreciation (Depreciation) on Investments	(1,206,082)
Net Realized and Unrealized Gain (Loss) on Investments	1,168,066
Net Increase (Decrease) in Net Assets from Operations	$1,189,840

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 7

Walthausen Select Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2014	2/1/2013
	to	to
	7/31/2014	1/31/2014
From Operations:
Net Investment Income (Loss)	$21,774	$(25,890)
Net Realized Gain (Loss) on Investments	2,374,148	1,490,015
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,206,082)	4,291,299
Increase (Decrease) in Net Assets from Operations	1,189,840	5,755,424
From Distributions to Shareholders:
Net Investment Income
Institutional Class	-	-
Retail Class	-	-
Net Realized Gain from Security Transactions
Institutional Class	-	(664,221)
Retail Class	-	(108,303)
Change in Net Assets from Distributions	-	(772,524)
From Capital Share Transactions:
Proceeds From Sale of Shares
Institutional Class	5,409,803	12,790,950
Retail Class	11,983,826	5,389,002
Proceeds From Redemption Fees (Note 2)
Institutional Class	111	1,496
Retail Class	277	340
Shares Issued on Reinvestment of Dividends
Institutional Class	-	664,221
Retail Class	-	108,303
Cost of Shares Redeemed
Institutional Class	(1,910,567)	(2,665,302)
Retail Class	(1,022,249)	(1,058,397)
Net Increase (Decrease) from Shareholder Activity	14,461,201	15,230,613
Net Increase (Decrease) in Net Assets	15,651,041	20,213,513
Net Assets at Beginning of Period	35,401,626	15,188,113
Net Assets at End of Period (Including Accumulated Undistributed	$51,052,667	$35,401,626
Net Investment Income of $21,774 and $0, respectively)
Share Transactions:
Issued
Institutional Class	330,894	901,649
Retail Class	736,190	369,945
Reinvested
Institutional Class	-	42,715
Retail Class	-	7,024
Redeemed
Institutional Class	(116,708)	(181,669)
Retail Class	(65,168)	(70,101)
Net Increase (Decrease) in Shares	885,208	1,069,563

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 8

Walthausen Select Value Fund

Financial Highlights - Institutional Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2014		2/1/2013	2/1/2012	2/1/2011	12/27/2010*
	to		to	to	to	to
	7/31/2014		1/31/2014	1/31/2013	1/31/2012	1/31/2011
Net Asset Value -
Beginning of Period	$15.19		$12.01	$10.23	$10.04	$10.00
Net Investment Income (Loss) (a)	0.01		(0.01)	(0.01)	0.00	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized) (b)	0.71		3.54	2.24	0.19	0.05
Total from Investment Operations	0.72		3.53	2.23	0.19	0.04
Distributions (From Net Investment Income)	-		-	-	-	-
Distributions (From Capital Gains)	-		(0.35)	(0.45)	-	-
Total Distributions	-		(0.35)	(0.45)	-	-
Proceeds from Redemption Fee (Note 2)	-	+	- +	-	-	-
Net Asset Value -
End of Period	$15.91		$15.19	$12.01	$10.23	$10.04
Total Return (c)	4.74	% **	29.31%	22.08%	1.89%	0.40	% ***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$35,461		30,600	$15,044 $	$1,253	$963
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.45	% ***	1.45%	1.45%	1.45%	1.45	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.08	% ***	-0.33%	-0.13%	-0.05%	-0.70	% **
After Reimbursement
Ratio of Expenses to Average Net Assets	1.20	% ***	1.20%	1.39%	1.45%	1.45	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	0.17	% ***	-0.08%	-0.08%	-0.05%	-0.70	% **
Portfolio Turnover Rate	34.91	% **	77.67%	36.16%	94.46%	3.02	% ***

Walthausen Select Value Fund

Financial Highlights - Retail Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2014		2/1/2013	2/1/2012	2/1/2011	12/27/2010*
	to		to	to	to	to
	7/31/2014		1/31/2014	1/31/2013	1/31/2012	1/31/2011
Net Asset Value -
Beginning of Period	$15.05		$11.94	$10.19	$10.04	$10.00
Net Investment Income (Loss) (a)	(0.01)		(0.05)	(0.04)	(0.06)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized) (b)	0.71		3.51	2.24	0.21	0.05
Total from Investment Operations	0.70		3.46	2.20	0.15	0.04
Distributions (From Net Investment Income)	-		-	-	-	-
Distributions (From Capital Gains)	-		(0.35)	(0.45)	-	-
Total Distributions	-		(0.35)	(0.45)	-	-
Proceeds from Redemption Fee (Note 2)	-	+	- +	-	-	-
Net Asset Value -
End of Period	$15.75		$15.05	$11.94	$10.19	$10.04
Total Return (c)	4.65	% **	28.89%	21.88%	1.49%	0.40	% ***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$15,592		$4,802	$145	$16	$546
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.45	% ***	1.47%	1.70%	1.70%	1.70	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.14	% ***	-0.37%	-0.38%	-0.55%	-1.29	% **
After Reimbursement
Ratio of Expenses to Average Net Assets	1.45	% ***	1.45%	1.64%	1.70%	1.70	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.14	% ***	0.35%	-0.32%	-0.55%	-1.29	% **
Portfolio Turnover Rate	34.91	% **	77.67%	36.16%	94.46%	3.02	% ***

* Commencement of Operations. ** Not Annualized. *** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 9

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SELECT VALUE FUND
July 31, 2014
(Unaudited)

1.) ORGANIZATION:
Walthausen Select Value Fund (the "Fund") was organized as a diversified series of the Walthausen Funds (the "Trust") on December 1, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on December 27, 2010. As of July 31, 2014, there were two series authorized by the Trust. The Fund currently offers Institutional Class shares and Retail Class shares. Prior to January 30, 2013 the Institutional Class was named the Investor Class. The classes differ principally in their respective distribution expenses and arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Prior to June 1, 2013, Retail Class shares of the Fund were subject to Rule 12b-1 distribution fees. While the Fund does not currently charge any Rule 12b-1 distribution fees, the Fund does reserve the right to pay or accrue such fees upon notice to shareholders. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2011 -2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2014, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2014, proceeds from redemption fees amounted to $111 and $277 for Institutional Class shares and Retail Class shares, respectively.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the

2014 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS:
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered

2014 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 47,781,687	$0	$0	$ 47,781,687
Money Market Funds	2,960,352	0	0	2,960,352
Total	$ 50,742,039	$0	$0	$ 50,742,039

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 2 or level 3 assets during the six month period ended July 31, 2014. There were no transfers into or out of the levels during the six month period ended July 31, 2014. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2014.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS:
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund. For the six month period ended July 31, 2014, the Advisor earned management fees totaling $208,020, of which $42,314 was due to the Advisor at July 31, 2014.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the "Services Agreement"), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's Trustees and

2014 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million. The Advisor has contractually agreed to waive, for the Institutional Class shares through May 31, 2015, 0.25% of the applicable Services Agreement fees for the class’s average daily net assets up to $100 million. The Advisor may not terminate the fee waiver before May 31, 2015.

For the six month period ended July 31, 2014, the Advisor earned services fees of $93,609, of which $11,372 was due to the Advisor at July 31, 2014. Service fees totaling $41,661 were waived with no recapture provision for the six month period ended July 31, 2014 for the Institutional Class.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid Trustees’ fees of $1,250 plus travel and related expenses for the six month period ended July 31, 2014. Under the Management Agreement, the Advisor pays these fees.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Advisor for services rendered and expenses borne in connection with brokerage platform fees. This Distribution Plan provides that the Fund may pay the annual rate of up to 0.25% of the average daily net assets of the Fund's Retail Class shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Effective June 1, 2013, the Fund does not currently pay or accrue any distribution fees for Retail Class shares; however, the Fund reserves the right to pay or accrue such fees in the future upon notice to shareholders.

6.) SECURITIES LENDING:
The Fund has entered into an agreement with Huntington National Bank, an unaffiliated party, as lender’s agent, dated November 30, 2011 (“Agreement”), to provide securities lending services to the Fund. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds.

Under the Agreement, the borrowers pay the Fund’s negotiated lenders’ fees and the Fund receives cash collateral in an amount equal to 102% of the fair value of loaned securities. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand; if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund continues to receive interest or dividend payments on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by the borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement. As of July 31, 2014, the Fund does not have any securities out on loan.

7.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Paid in capital at July 31, 2014 was $44,645,271 representing 2,229,177 Institutional Class shares outstanding and 990,000 Retail Class shares outstanding.

8.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended July 31, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $26,127,129 and $14,251,076, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

2014 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

9.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at July 31, 2014 was $47,446,411. At July 31, 2014, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$4,971,639	($1,676,011)	$3,295,628

10.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2014, Charles Schwab & Co., Inc. located at 101 Montgomery Street, San Francisco, California, for the benefit of its clients, held, in aggregate, 60.26% of the Institutional Class shares of the Fund, and therefore may be deemed to control the Institutional Class. As of July 31, 2014, NFS, LLC located at 200 Liberty Street, New York, New York, for the benefit of its clients, held, in aggregate, 60.24%, of the shares of the Retail Class shares of the Fund, and therefore may be deemed to control the Retail Class.

11.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the six month period ended July 31, 2014. There was a distribution from long-term capital gain of $0.05879 per share and short-term capital gain of $0.28899 per share paid on December 23, 2013 for both classes in the Fund.

Distributions paid from Institutional Class:

	Six Months Ended	Fiscal Year Ended
	July 31, 2014	January 31, 2014
Short-Term Capital Gain	$ -0-	$ 551,939
Long-Term Capital Gain	-0-	112,282
	$ -0-	$ 664,221

Distributions paid from Retail Class:

	Six Months Ended	Fiscal Year Ended
	July 31, 2014	January 31, 2014
Short-Term Capital Gain	$ -0-	$ 89,995
Long-Term Capital Gain	-0-	18,308
	$ -0-	$ 108,303

12.) SUBSEQUENT EVENTS:
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2014 Semi-Annual Report 14

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky
John B. Walthausen

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
The Huntington National Bank

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Select Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SELECT VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen John B. Walthausen President Date: Oct. 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen John B. Walthausen President Date: Oct. 2, 2014

By: /s/Stanley M. Westhoff Jr. Stanley M. Westhoff Jr. Chief Financial Officer Date: October 1, 2014